Thornburg Limited Term Municipal Fund National Portfolio
Annual Report
JUNE 30, 2001

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg Limited Term Municipal Fund National Portfolio
All data as of 6.30.2001
Fund facts  Thornburg Limited Term Municipal Fund National Portfolio
                             Thornburg         Thornburg        Thornburg
                           Limited Term      Limited Term      Limited Term
                          Muni Fund Nat'l   Muni Fund Nat'l   Muni Fund Nat'l
                              A Shares         C Shares          I Shares
SEC Yield                        3.29%           2.95%             3.74%
Taxable Equiv. Yields            5.45%           4.88%             6.19%
NAV                             $13.44          $13.46            $13.44
Max. Offering Price             $13.64          $13.46            $13.44

Total returns (Annual Average - After Subtracting Maximum Sales Charge)
One Year                         5.86%           7.07%             7.91%
Three Year                       3.80%           3.88%             4.69%
Five Year                        4.39%           4.27%              N/A
Ten Year                         5.19%            N/A               N/A
Fifteen Year                     5.84%            N/A               N/A
Since Inception                  6.44%           4.34%             5.21%
Inception Date                  9.28.84         9.1.94            7.5.96

Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders                      July 23, 2001
Dear Fellow Shareholder:

I am pleased to present the Annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares increased by 38.0 cents to $13.44 during the year ending June 30, 2001. If you were with us for the entire period, you received dividends of 58.0 cents per share. If you reinvested dividends, you received 59.2 cents per share. Investors who owned C shares received dividends of 52.9 and 53.9 cents per share, respectively.

I am pleased to present the Annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the I shares increased by 38 cents to $13.44 during the year ending June 30, 2001. If you were with us for the entire period, you received dividends of 63.2 cents per share. If you reinvested dividends, you received 64.6 cents per share.

During the year 2000, falling interest rates drove up the price of most municipal bonds. In general, bonds with the longest maturities benefited the most, while the value of short-term bonds hardly moved. So far in 2001 the environment has reversed: most of the interest rate decline has happened in earlier maturities. This has lifted the prices of shorter-term bonds the most, while prices of most long-term bonds are substantially unchanged. The laddering of bond maturities, which we employ in the Thornburg Limited Term Municipal Fund, has served the fund well in both markets, as different parts of the portfolio benefited from each environment.

We now have the steepest municipal bond yield curve since early 1994. There is a 2.45% yield difference between a one-year and a twenty-year AAA municipal bond. Intermediate bonds benefit from a steep yield curve. In a stable interest rate environment, they tend to rise in value as they move closer to maturity.

Since the beginning of the year, yields on money market funds have dropped significantly. As of July 19th, the average taxable money market was yielding 3.37%. If you are an investor in the 35% federal tax bracket, that leaves you with only 2.19% after taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg Limited Term Municipal Fund is a laddered portfolio of 452 municipal obligations from 48 states and 3 U.S. territories. Approximately 92% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 4.8 years. We always keep it below 5 years. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

                               % of portfolio         Cumulative %
                               maturing within     maturing by end of
                                1 years = 15%         year 1 = 15%
                           1 to 2 years = 8%          year 2 = 23%
                           2 to 3 years = 8%          year 3 = 31%
                           3 to 4 years = 6%          year 4 = 37%
                           4 to 5 years = 12%         year 5 = 49%
                           5 to 6 years = 6%          year 6 = 55%
                           6 to 7 years = 11%         year 7 = 66%
                           7 to 8 years = 9%          year 8 = 75%
                           8 to 9 years = 11%         year 9 = 86%
                          9 to 10 years = 10%        year 10 = 96%

A recent Standard & Poors' report on municipal credit quality showed that for the 21st consecutive quarter, rating upgrades surpassed downgrades. This is in stark contrast to the corporate bond market where rating downgrades are outpacing rating upgrades by more than 2 to 1, and default rates are hitting levels not seen since 1991. We believe that as the economic slowdown shows up in slow or no tax revenue growth for many municipalities, they will feel the pinch as well. However, outside of a few isolated cases, we do not expect the credit stress to approach that taking place in the corporate bond market.

Municipal bond issuance is up 39% in the first half of 2001 over year ago levels. The large supply has generally been met with strong demand, but occasionally demand has been somewhat weaker. We have been able to take advantage of these imbalances to find some attractive investment opportunities. As we have moved into the summer months, lighter issuance has combined with a slowing economy to make those opportunities somewhat scarcer. There is a very large municipal bond calendar expected this fall headlined by a $12 billion plus California bond issue. We expect the increased supply to bring us a more generous buying environment at that time.

Equity investors, by and large, are having another difficult year. In a slowing economy, we expect long-ignored investment grade bonds to increase in popularity with investors. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. The A and C shares of the fund received a 4-star Morningstar Overall Rating(TM) for risk-adjusted performance for the period ended 6/30/2001.

Thank you for investing in Thornburg Limited Term Municipal Fund.





George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

(C) 2001 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess risk for return. The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten year (if applicable) Morningstar Rating(TM) metrics. Thornburg Limited Term Municipal Fund - National Portfolio was rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1681 funds in the last three years, 1450 funds in the last five years, and 455 funds in the last ten years. With respect to these municipal bond funds, Thornburg Limited Term Municipal Fund - National Portfolio received a Morningstar Rating(TM) of five stars, four stars and four stars for the 3, 5 and 10 year periods respectively. Morningstar Rating(TM) is for the A share class only; other classes may have different performance characterisitics

Statement of assets and liabilities         June 30, 2001
ASSETS
Investments at value (cost $723,371,485) ...................... $749,081,872
Cash ..........................................................    2,070,226
Receivable for investments sold ...............................   11,396,415
Receivable for fund shares sold ...............................      836,937
Interest receivable ...........................................   10,284,251
Prepaid expenses and other assets .............................       29,788

      Total Assets ............................................  773,699,489

LIABILITIES
Payable for investments purchased .............................    6,081,832
Payable for fund shares redeemed ..............................      655,236
Accounts payable and accrued expenses .........................      563,932
Payable to investment advisor (Note 3) ........................      360,715
Dividends payable .............................................      947,925

      Total Liabilities .......................................    8,609,640

NET ASSETS .................................................... $765,089,849

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($654,157,187 applicable to 48,681,898 shares of beneficial interest
outstanding - Note 4) ......................................... $      13.44

Maximum sales charge, 1.50% of offering
price (1.52% of net asset value per share) ....................         0.20

Maximum Offering Price Per Share .............................. $      13.64

Class C Shares:
Net asset value and offering price per share ($24,772,736 applicable
to 1,840,302 shares of beneficial interest outstanding - Note 4)$      13.46

Class I Shares:
Net asset value, offering and redemption price per share
($86,159,926 applicable to 6,411,028 shares of beneficial
interest outstanding - Note 4) ................................ $      13.44


See notes to financial statements.

Statement of operations             Year Ended June 30, 2001
INVESTMENT INCOME:
Interest income (net of premium amortized
of $2,768,861)                                          $       40,482,038

EXPENSES:
Investment advisory fees (Note 3) .........................      3,525,879
Administration fees (Note 3)
         Class A Shares ...................................        816,702
         Class C Shares ...................................         27,824
         Class I Shares ...................................         40,424
Distribution and service fees (Note 3)
         Class A Shares ...................................      1,633,404
         Class C Shares ...................................        222,295
Transfer agent fees (Note 3)
         Class A Shares ...................................        391,907
         Class C Shares ...................................         27,945
         Class I Shares ...................................         22,917
Registration and filing fees (Note 3)
         Class A Shares ...................................         21,569
         Class C Shares ...................................          9,562
         Class I Shares ...................................         11,428
Custodian fees ............................................        329,675
Professional fees .........................................        110,462
Accounting fees ...........................................         63,585
Director fees .............................................         48,090
Other expenses ............................................        129,901

         Total Expenses ...................................      7,433,569
Less:
         Expenses reimbursed by investment advisor (Note 3)        (71,732)
         Distribution and service fees waived (Note 3) ....        (83,174)

         Net Expenses .....................................      7,278,663

         Net Investment Income ............................     33,203,375

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (Note 5)
Net realized gain on investments sold .....................      1,525,531
Increase in unrealized appreciation of investments ........     20,125,031

         Net Realized and Unrealized
         Gain on Investments ..............................     21,650,562

         Net Increase in Net Assets Resulting
         From Operations ..................................   $ 54,853,937


See notes to financial statements.


Statement of changes in net assets
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                                                           Year Ended       Year Ended
                                                                         June 30, 2001     June 30, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ................................................   $  33,203,375    $  38,028,039
Net realized gain (loss) on investments sold .........................       1,525,531       (5,968,073)
Increase (Decrease) in unrealized appreciation of investments ........      20,125,031       (7,568,410)

                  Net Increase in Net Assets Resulting from Operations      54,853,937       24,491,556

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................     (28,484,445)     (33,278,643)
         Class C Shares ..............................................        (882,235)        (990,794)
         Class I Shares ..............................................      (3,836,695)      (3,758,602)


FUND SHARE TRANSACTIONS (Note 4): ....................................
         Class A Shares                                                    (37,362,732)    (122,489,236)
         Class C Shares ..............................................       2,840,273       (6,326,861)
         Class I Shares ..............................................       7,394,830       (3,686,036)

                  Net Decrease in Net Assets .........................      (5,477,067)    (146,038,616)

NET ASSETS:
         Beginning of year ...........................................     770,566,916      916,605,532

         End of year .................................................   $ 765,089,849    $ 770,566,916


See notes to financial statements ....................................


Notes to financial statements Thornburg Limited Term Municipal Fund, Inc. - National Portfolio June 30, 2001 Note 1 - Organization Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.
The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the year ended June 30, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.
When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2001, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2001, the Adviser voluntarily reimbursed certain class specific transfer agent and administrative fees of $11,865 for Class A, $20,908 for Class C, and $38,959 for Class I, respectively.
The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 2001, the Distributor has advised the Portfolio that it earned commissions aggregating $3,638 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $6,319 from redemptions of Class C shares of the Portfolio.
Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.
The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2001, are set forth in the statement of operations.
Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  4 - Shares of Beneficial Interest
At June 30, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $747,592,748. Transactions in shares of beneficial interest were as follows:

                                             Year Ended June 30, 2001         Year Ended June 30, 2000
Class A Shares                                Shares        Amount             Shares           Amount

Shares sold .........................       5,733,637    $  76,615,121        4,925,341    $  64,487,508
Shares issued to shareholders in
         reinvestment of dividends ..       1,316,338       17,498,940        1,583,630       20,720,635
Shares repurchased ..................      (9,887,203)    (131,476,793)     (15,883,452)    (207,697,379)

Net Decrease ........................      (2,837,228)   $ (37,362,732)      (9,374,481)   $(122,489,236)

Class C Shares
Shares sold .........................         613,527    $   8,194,993          375,289    $   4,923,452
Shares issued to shareholders
         in reinvestment of dividends          50,533          673,366           55,766          730,817
Shares repurchased ..................        (453,635)      (6,028,086)        (913,366)     (11,981,130)

Net Increase (Decrease) .............         210,425    $   2,840,273         (482,311)   $  (6,326,861)

Class I Shares
Shares sold .........................       1,987,687    $  26,442,977        1,405,467    $  18,359,078
Shares issued to shareholders in
         reinvestment of dividends ..         232,977        3,103,783          228,647        2,991,070
Shares repurchased ..................      (1,664,851)     (22,151,930)      (1,912,876)     (25,036,184)

Net Increase (Decrease) .............         555,813    $   7,394,830         (278,762)   $  (3,686,036)

Note 5 - Securities Transactions
For the year ended June 30, 2001, the Portfolio had purchase and sale transactions (excluding short-term securities) of $186,711,347 and $257,513,456, respectively. The cost of investments for Federal income tax purposes is $723,377,599.
At June 30, 2001, net unrealized appreciation of investments based on cost for Federal income tax purposes, was $25,704,273 resulting from $26,088,620 gross unrealized appreciation and $384,347 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at June 30, 2001 aggregated $8,213,286.
At June 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:
         2002       285,933
         2003       637,388
         2004     2,770,843
         2008     1,088,098
         2009     3,565,103
                 $8,347,365


Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                                                                  Year Ended June 30:
                                                            2001         2000        1999        1998        1997
CLASS A SHARES:
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $  13.06     $  13.26     $  13.50     $  13.44    $  13.35
Income from investment operations:
         Net investment income .......................       0.58         0.59         0.59         0.61        0.62
Net realized and unrealized
         gain (loss) on investments ..................       0.38        (0.20)       (0.24)        0.06        0.09
Total from investment operations .....................       0.96         0.39         0.35         0.67        0.71
Less dividends from:
         Net investment income .......................      (0.58)       (0.59)       (0.59)       (0.61)      (0.62)
Change in net asset value ............................       0.38        (0.20)       (0.24)        0.06        0.09
Net asset value, end of year .........................   $  13.44     $  13.06     $  13.26     $  13.50    $  13.44

TOTAL RETURN (a) .....................................       7.49%        3.00%        2.58%        5.05%       5.46%
RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
         Net investment income .......................       4.36%        4.48%        4.35%        4.50%       4.65%
         Expenses ....................................       0.99%(b)     0.96%(b)     0.96%(b)     0.97%       0.96%
Portfolio turnover rate ..............................      25.37%       33.65%       22.16%       24.95%      23.39%
Net assets at end of year (000) .....................$     654,157   $  672,775    $ 807,232    $ 836,947   $ 837,621


(a) Sales loads are not reflected in computing total return.
(b) After expense reductions of less than 0.01%.


Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                                                          Year Ended June 30:
                                                               2001       2000        1999         1998         1997
CLASS C SHARES:
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $    13.08  $    13.28  $    13.53  $     13.46  $     13.37
Income from investment operations:
         Net investment income .......................         0.53        0.53        0.53         0.55         0.57
         Net realized and unrealized
         gain (loss) on investments ..................         0.38       (0.20)      (0.25)        0.07         0.09

Total from investment operations .....................         0.91        0.33        0.28         0.62         0.66

Less dividends from:
         Net investment income .......................        (0.53)      (0.53)      (0.53)       (0.55)       (0.57)

Change in net asset value ............................         0.38       (0.20)      (0.25)        0.07         0.09

Net asset value, end of year .........................   $    13.46  $    13.08  $    13.28  $     13.53  $     13.46

TOTAL RETURN (a) .....................................         7.07%       2.57%       2.08%        4.70%        5.02%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
         Net investment income .......................         3.96%       4.06%       3.93%        4.08%        4.24%
         Expenses, after expense reductions ..........         1.38%       1.38%       1.38%        1.38%        1.38%
         Expenses, before expense reductions .........         1.85%       1.82%       1.78%        1.83%        1.86%

Portfolio turnover rate ..............................        25.37%      33.65%      22.16%       24.95%        23.39%

Net assets at end of year (000) .....................$       24,773  $    21,322   $   28,048   $   22,729     $  19,475


(a) Sales loads are not reflected in computing total return.

Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                                                                      Year Ended June 30:
                                                              2001        2000         1999        1998         1997 *
CLASS I SHARES:
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $    13.06  $     13.26  $     13.51  $    13.44  $    13.27

Income from investment operations:
         Net investment income .......................         0.63         0.63         0.64        0.66        0.66
         Net realized and unrealized
         gain (loss) on investments ..................         0.38        (0.20)       (0.25)       0.07        0.17

Total from investment operations .....................         1.01         0.43         0.39        0.73        0.83
Less dividends from:
         Net investment income .......................        (0.63)       (0.63)       (0.64)      (0.66)      (0.66)

Change in net asset value ............................         0.38        (0.20)       (0.25)       0.07        0.17

Net asset value, end of year .........................   $    13.44  $     13.06  $     13.26  $    13.51  $    13.44

TOTAL RETURN (a) .....................................         7.91%        3.37%        2.87%       5.52%       6.42%

RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
         Net investment income .......................         4.75%        4.84%        4.71%       4.85%       5.01%(b)
         Expenses, after expense reductions ..........         0.60%        0.60%        0.60%       0.60%       0.60%(b)
         Expenses, before expense reductions .........         0.65%        0.62%        0.61%       0.66%       0.79%(b)

Portfolio turnover rate ..............................        25.37%       33.65%       22.16%      24.95%      23.39%

Net assets at end of year (000) .....................    $    86,160   $   76,470   $   81,326  $   77,605   $  35,746


(a) Not annualized for periods less than one year.
(b) Annualized.
*Sales of Class I shares commenced on July 5, 1996.


Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio  June 30, 2001
CUSIPS: Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX

Alabama                         (1.80%)
1,000,000                       Alabama 21st Century Authority Tobacco Settlement Revenue, 5.10% due   Aa1/A            $1,007,450
                                12/1/2009
885,000                         Alabama A & M University Housing & General Fee Revenue Series 1992,    Aaa/AAA          919,577
                                5.90% due 11/1/2002 (Living & Learning Center Project; Insured:
                                MBIA)
1,000,000                       Alabama Water Pollution Control Authority Series 1991, 6.45% due       Aaa/AAA          1,004,650
                                8/15/2002 (Insured: AMBAC)
980,000                         Birmingham, 7.25% due 7/1/2004  (ETM)                                  NR/NR            1,085,752
1,495,000                       Houston County Hospital Board Revenue Refunding Series 1984, 7.625%    Aaa/AAA          1,501,353
                                due 4/1/2007  pre-refunded 2/15/02 @ 100 (South East Alabama Medical
                                Center Project)
1,000,000                       Morgan County Decatur Health Care Authority Hospital Revenue, 6.10%    NR/AAA           1,066,700
                                due 3/1/2007 (Insured: Connie Lee)
1,920,000                       Scottsboro Industrial Development Board Refunding, 5.25% due           NR/NR            1,928,813
                                5/1/2009 (LOC: PNC Bank)
5,000,000                       Wilsonville Alabama Industrial Development Board Pollution Control     Aaa/AAA          5,021,950
                                Revenue Refunding, 4.20% due 6/20/2019  (Southern Electric Gaston
                                Project) (Insured: AMBAC)
Alaska                          (0.30%)
2,500,000                       North Slope Borough General Obligation Refunding Series 1992-A,        Aaa/AAA          2,577,175
                                5.80% due 6/30/2002 (Insured: MBIA)
Arizona                         (0.90%)
235,000                         Glendale Water and Sewer Revenue, 9.00% due 7/1/2003  (ETM)            Aaa/AAA          236,281
2,000,000                       Maricopa County Paradise Valley Unified School District General        Aaa/AAA          1,999,700
                                Obligation Refunding Series 1992, 0% due 7/1/2001 (Insured: AMBAC)
500,000                         Maricopa County Unified School District 40 G.O., 5.60% due 7/1/2003    Baa1/A-          522,455
350,000                         Phoenix Water Systems Revenue, 8.80% due 6/1/2002  (ETM)               Aaa/AAA          351,848
930,000                         Pima County Industrial Development Authority Industrial Revenue        Aaa/AAA          974,491
                                Refunding Lease Obligation A, 7.25% due 7/15/2010  (Insured: FSA)
2,000,000                       Pima County/Tucson Unified School District 1 School Improvement        Aaa/AAA          2,057,600
                                Series 1992-D, 5.50% due 7/1/2002 (Insured: FGIC)
500,000                         Tucson Water Revenue Series D, 9.75% due 7/1/2008                      Aa3/A+           665,905
Arkansas                        (0.90%)
1,000,000                       Jefferson County Arkansas Hospital Revenue Refunding & Improvement,    NR/A             1,029,060
                                5.50% due 6/1/2010 (Regional Medical Center Project)
1,075,000                       Jefferson County Arkansas Hospital Revenue Refunding & Improvement,    NR/A             1,100,542
                                5.50% due 6/1/2011 (Regional Medical Center Project)
2,645,000                       Little Rock Hotel and Restaurant Gross Receipts Tax Refunding,         A3/NR            3,081,108
                                7.125% due 8/1/2009
1,735,000                       Rogers Sales and Use Tax Revenue, 6.00% due 11/1/2007                  A1/AA            1,847,601
California                      (3.90%)
1,100,000                       California Statewide Communities Development Authority Certificate     Aaa/AAA          1,111,055
                                of Participation, 6.11% (inverse floater) due 1/1/2002 (Motion
                                Picture & Television Fund Project; Insured: AMBAC)
100,000                         Irvine Improvement Bond Act 1915 Assessment District Number 9413,      VMIG1/A1+        100,000
                                3.10% due 9/2/2022  put 7/2/01 (LOC: Canadian Imperial Bank) (daily demand notes)
200,000                         Irvine Ranch Water District, 3.10% due 8/1/2016  put 7/2/01 (daily     VMIG1/A1+        200,000
                                demand notes)
40,000                          Los Angeles Department Water and Power Electric Plant Revenue          Aaa/A+           45,831
                                Crossover Refunding, 9.00% due 9/1/2004  pre-refunded 9/1/03
420,000                         Los Angeles Department Water and Power Electric Plant Revenue          Aa3/A+           475,193
                                Crossover Refunding, 9.00% due 9/1/2004
40,000                          Los Angeles Department Water and Power Electric Plant Revenue          Aaa/A+           45,529
                                Crossover Refunding, 9.00% due 9/1/2004  (ETM)
2,200,000                       Metropolitan Water District South California Variable Series B-3,      VMIG1/A1+        2,200,000
                                3.10% due 7/1/2035  put 7/2/01 (daily demand notes)
7,600,000                       Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)   Aaa/AAA          8,283,012
5,200,000                       Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)   Aaa/AAA          5,785,052
5,000,000                       Orange County Special Financing Authority Teeter Plan Revenue Series   Aaa/A-1          5,070,200
                                E, 6.35% due 11/1/2014 put 11/1/01 (Insured: AMBAC)
1,000,000                       San Francisco Port Community Revenue, 9.00% due 7/1/2003               A1/A-            1,107,270
4,180,000                       Santa Margarita & Dana Point Authority Revenue Improvement District    Aaa/AAA          4,710,525
                                Series A, 9.50% due 8/1/2003 (Insured: MBIA)
Colorado                        (3.10%)
4,775,000                       Adams County Company Hospital Revenue Refunding, 5.10% due 2/1/2020    NR/A-1           4,838,746
                                put 2/1/03 (Platte Valley Med Center Project A: LOC: Bank One)
1,465,000                       Boulder Urban Renewal Authority Tax Increment Refunding Series 1992,   Aaa/AAA          1,472,721
                                6.00% due 3/1/2002 (Insured: MBIA)
1,950,000                       Colorado Department Transport Revenue Anticipation Notes, 6.00% due    Aaa/AAA          2,169,863
                                6/15/2008 (Insured: AMBAC)
310,000                         Colorado Health Facilities Authority Revenue Refunding, 4.90% due      Baa2/NR          296,701
                                2/1/2008
2,000,000                       Colorado Health Facilities Authority Revenue Refunding, 2.70% due      VMIG1/NR         2,000,000
                                2/15/2031 put 7/2/01 (Skyline Project B; LOC: KBC Bank, N.V.) (daily demand notes)
2,000,000                       Colorado Housing Finance Authority Capital Appreciation Series A, 0%   Aa1/AA-          1,960,020
                                due 11/1/2001
400,000                         Colorado Housing Finance Authority Senior Series E-3, 5.15% due        Aa2/AA           412,088
                                8/1/2007
500,000                         Colorado Housing Finance Authority Single Family Program Senior        Aa2/AA           515,790
                                Series D-3, 5.15% due 4/1/2011
2,395,000                       Colorado Student Obligation Bond Authority Student Loan Revenue        A/NR             2,476,837
                                Series B, 5.90% due 9/1/2002  (ETM)
500,000                         Denver City and County Certificates Participation Series A, 5.50%      Aaa/AAA          536,765
                                due 5/1/2006 (Insured: MBIA)
500,000                         El Paso County School District General Obligation 20 Series B, 8.25%   Aa3/NR           576,210
                                due 12/15/2004 (State Aid Withholding)
2,175,000                       Highlands Ranch Metro District 2 General Obligation, 6.00% due         Aaa/AAA          2,329,186
                                6/15/2004 (Insured: FSA)
1,000,000                       Superior Metropolitan District Number 1 Variable Refunding &           NR/AA-           1,042,990
                                Improvement Series A, 5.45% due 12/1/2020  put 12/1/04 (LOC: BNP)
2,725,000                       Westminister Multi Family Housing Revenue Series 1995, 5.95% due       NR/AA            2,792,634
                                9/1/2015 put 9/1/06 (Semper Village Apartments Project; Insured:
                                AXA)
Connecticut                     (0.70%)
1,685,000                       Bridgeport General Obligation, 6.00% due 3/1/2005 (Insured: AMBAC)     Aaa/AAA          1,815,032
1,325,000                       Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)     Aaa/AAA          1,443,892
1,045,000                       Capitol Region Education Council, 6.375% due 10/15/2005                NR/BBB           1,111,848
500,000                         New Haven General Obligation, 9.50% due 11/15/2003                     A3/A-            562,595
District of Columbia            (1.50%)
4,430,000                       District Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic     Aaa/AAA          4,773,015
                                Healthcare Project; Insured: MBIA) (ETM)
315,000                         District Columbia Refunding Series A, 5.625% due 6/1/2002              Aaa/NR           323,231
500,000                         District Columbia Revenue, 6.00% due 1/1/2007 (American Association    Aaa/AAA          544,340
                                Advancement Science Project; Insured: AMBAC)
65,000                          District Columbia Unrefunded Balance Refunding A, 5.625% due           Baa1/BBB+        66,487
                                6/1/2002
1,520,000                       District of Columbia Certificate of Participation Series 1993,         NR/BBB           1,557,453
                                6.875% due 1/1/2003
1,505,000                       District of Columbia General Obligation Capital Appreciation           Aaa/AAA          1,465,930
                                Refunding, 0% due 6/1/2002 (Insured: MBIA)
1,000,000                       District of Columbia Revenue, 6.00% due 7/15/2003 (Children's          Aaa/AAA          1,046,380
                                Hospital Project; Insured: FGIC)
1,330,000                       District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic           Aaa/AAA          1,448,157
                                Healthcare Project; Insured: MBIA) (ETM)
Florida                         (5.60%)
75,000                          Alachua County Health Facilities Revenue, 7.00% due 12/1/2001          NR/AAA           76,352
                                (Shand's Hospital & Clinics Project) (ETM)
5,500,000                       Broward County Resource Recovery Revenue Refunding, 5.375% due         A3/AA-           5,802,500
                                12/1/2009
140,000                         Cape Coral Special Obligation Revenue Pre-refunded Wastewater Green,   Aaa/AAA          147,402
                                6.10% due 7/1/2005  pre-refunded 7/1/02
6,800,000                       Collier County Florida Health Facilities Authority Hospital, 3.30%     VMIG1/A-1        6,800,000
                                due 1/1/2033 put 7/2/01 (Cleveland Clinic Health Systems Project;
                                LOC: 5th 3rd Bank Cincinnati) (daily demand notes)
2,996,000                       Crossings At Fleming Island Community Development Refunding Series     Aaa/AAA          3,234,602
                                B, 5.45% due 5/1/2010 (Insured: MBIA)
200,000                         East County Water Control District Lee County Drain, 5.50% due         NR/AA            209,218
                                11/1/2003 (Insured: Asset Guaranty)
515,000                         Florida Housing Finance Agency, 2.70% due 12/1/2005  put 7/2/01        NR/NR            515,000
                                (daily demand notes)
410,000                         Florida Housing Finance Agency Multi Family Housing Revenue Series     NR/A1+           410,000
                                1983-G, 2.85% due 12/1/2005  put 7/2/01 (Insured: Connecticut
                                General) (daily demand notes)
800,000                         Florida Housing Finance Agency Multi Family Revenue Series K, 2.85%    NR/A1+           800,000
                                due 12/1/2005  (Oaks@Regency Apartment Project)
1,500,000                       Florida Housing Finance Authority Series 1987, 2.85% due 2/1/2008      NR/A1+           1,500,000
                                put 7/2/01 (Guarantee: Connecticut General) (daily demand notes)
2,565,000                       Florida State Board Of Education Capital Outlay Series B, 5.00% due    Aa2/AA+          2,565,872
                                6/1/2011
115,000                         Hillsborough County Utility Revenue Refunding, 9.75% due 12/1/2003     Aaa/AAA          125,805
                                (ETM)
3,850,000                       Miami Dade County Special Housing Revenue Refunding, 5.80% due         A3/NR            3,927,462
                                10/1/2012
2,350,000                       Orange County Florida School District Series B, 3.25% due 8/1/2025     Aaa/NR           2,350,000
                                put 7/2/01 (daily demand notes)
1,395,000                       Orange County Health Facilities Authority, 5.80% due 11/15/2009        Baa1/A-          1,451,930
                                (Hospital Adventist Health System Project)
3,120,000                       Orange County Health Facilities Authority Revenue, 6.25% due           Aaa/AAA          3,425,198
                                11/15/2008 (Hospital Adventist Health Systems Project;  Insured:
                                AMBAC)
940,000                         Palm Beach County Industrial Development Revenue Series 1996, 6.00%    NR/A+            1,018,405
                                due 12/1/2006 (Lourdes-Noreen McKeen Residence for Geriatric Care
                                Project; LOC: Allied Irish Bank)
4,900,000                       Pelican Marsh Community Development District Refunding Series A,       NR/NR            4,931,262
                                5.00% due 5/1/2011 (Insured: Asset Guaranty)
2,405,000                       South Broward Hospital District Revenue, 7.50% due 5/1/2008            Aaa/AAA          2,625,298
                                (Insured: AMBAC)
Georgia                         (0.40%)
1,700,000                       Burke County Development Authority Pollution, 6.35% due 1/1/2004       Aaa/AAA          1,812,302
                                (Oglethorpe Power Corporation Project) (Insured: MBIA)
1,000,000                       Georgia Municipal Gas Authority Gas Revenue, 6.30% due 7/1/2009        A1/A-            1,057,070
                                (Southern Storage Gas Project)
Guam                            (0.10%)
800,000                         Guam Government General Obligation Series A, 5.90% due 9/1/2005        NR/BBB-          802,216
Hawaii                          (0.40%)
1,500,000                       Hawaii State Department Budget & Finance Special Purpose Mortgage      A2/A             1,547,790
                                Revenue, 5.70% due 7/1/2003 (Kapiolani Health Care System Project)
1,000,000                       Honolulu City and County Refunding Series A, 7.35% due 7/1/2006        Aa3/AA-          1,154,030
Idaho                           (0.10%)
480,000                         Boise Urban Renewal Agency Package Revenue Tax Increment Series A,     NR/BBB+          487,838
                                6.00% due 9/1/2002
Illinois                        (10.30%)
3,345,000                       Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured:    Aaa/AAA          2,363,744
                                FGIC)
2,000,000                       Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)        Aaa/AAA          2,227,580
2,000,000                       Chicago Metropolitan Water Reclamation District Greater, 6.90% due     Aa1/AA+          2,274,120
                                1/1/2007
1,340,000                       Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009            Aaa/AAA          1,414,759
                                (Insured: MBIA)
1,000,000                       Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007      Aaa/AAA          1,063,280
                                (Insured: AMBAC)
5,000,000                       Chicago Tax Increment Allocation Capital Appreciation Central Series   Aaa/AAA          4,200,300
                                A, 0% due 12/1/2005 (Insured: AMBAC)
2,545,000                       Cook and Will Counties Township High School District 206 Series C,     Aaa/AAA          2,137,953
                                0% due 12/1/2005 (Insured: FSA)
1,800,000                       Cook County Community College District 508 COP, 8.50% due 1/1/2002     Aaa/AAA          1,851,516
                                (Insured: FGIC)
3,350,000                       Cook County Community Unified School District 401 Series 1996, 0%      Aaa/AAA          3,087,293
                                due 12/1/2003 (Insured: FSA)
995,000                         Cook County Pre-refunded Capital Improvement, 5.50% due 11/15/2008     Aaa/AAA          1,086,182
                                pre-refunded 11/15/06
5,000,000                       Du Page County Forest Preservation District, 0% due 11/1/2009          Aaa/AAA          3,413,550
1,500,000                       Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027  put      NR/AAA           1,523,655
                                12/1/07 (Collateralized: FNMA)
2,000,000                       Illinois Development Finance Authority Pollution Control Revenue       Aaa/AAA          2,160,020
                                Refunding, 5.70% due 1/15/2009  (Commonwealth Edison Company
                                Project;  Insured: MBIA)
3,635,000                       Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009   Aaa/AAA          4,019,874
                                (Adventist Health Project) (Insured: MBIA)
3,860,000                       Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010   Aaa/AAA          4,289,386
                                (Adventist Health Project) (Insured: MBIA)
400,000                         Illinois Development Finance Authority Revenue Refunding Community     NR/BBB           403,800
                                Rehab Providers A, 5.60% due 7/1/2004
1,000,000                       Illinois Development Finance Authority Revenue Refunding Community     NR/BBB           1,007,040
                                Rehab Providers A, 5.60% due 7/1/2005
1,000,000                       Illinois Development Finance Authority Revenue Refunding Community     NR/BBB           1,004,230
                                Rehab Providers A, 5.60% due 7/1/2006
500,000                         Illinois Health Facilities Authority Revenue, 5.20% due 10/1/2003      A3/A-            521,345
                                (Illinois Masonic Medical Center Project) (ETM)
2,000,000                       Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2003     A1/AA            2,076,520
                                (Advocate Network Health Care Project)
1,000,000                       Illinois Health Facilities Authority Revenue, 5.75% due 11/15/2007     A2/A             1,031,870
                                (OSF Healthcare System Project)
1,290,000                       Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008      A1/NR            1,404,758
                                (Iowa Health System Project)
1,375,000                       Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009      A1/NR            1,501,637
                                (Iowa Health System Project)
1,465,000                       Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010      A1/NR            1,604,468
                                (Iowa Health System Project)
1,560,000                       Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011      Aaa/AAA          1,723,348
                                (Iowa Health System Project; Insured: AMBAC)
1,000,000                       Illinois Health Facilities Authority Revenue Refunding, 6.25% due      NR/A-            1,018,140
                                12/1/2004 (Friendship Village Schaumburg Project)
1,035,000                       Illinois Health Facilities Authority Revenue Series 1992, 7.00% due    Baa2/NR          1,076,121
                                7/1/2002  (Trinity Medical Center Project) (ETM)
602,000                         Illinois Health Facilities Authority Revenue Series 1993-A, 7.875%     NR/NR            617,827
                                due 8/15/2005  (Community Provider Pooled Loan Program Project)
1,925,000                       Illinois Health Facilities Authority Revenue Series A, 9.25% due       Aaa/NR           2,253,944
                                7/1/2024 pre-refunded 7/1/04 (Edgewater Medical Center Project)
385,000                         Illinois Health Facilities Authority Revenue Unrefunded Balance        Aa/AA+           386,744
                                Northwestern A, 6.50% due 8/15/2004
1,850,000                       Illinois Health Facilities Authority Revenue Unrefunded Balance        Aa/AA+           1,860,008
                                Northwestern B, 7.20% due 8/15/2007
1,315,000                       Illinois Industrial Pollution Control Financing Authority Revenue,     Baa2/BBB+        1,327,479
                                5.875% due 5/15/2007  (Commonwealth Edison Company Project)
2,000,000                       Lake County Community High School District Number 117 Series B, 0%     Aaa/NR           1,594,740
                                due 12/1/2006 (Insured: FGIC)
3,235,000                       Lake County Community High School District Number 117 Series B, 0%     Aaa/NR           1,957,240
                                due 12/1/2011 (Insured: FGIC)
1,000,000                       McHenry and Kane Counties Illinois Community Consolidated School       Aaa/AAA          669,130
                                District Number 158, 0% due 1/1/2010 (Insured: FGIC)
1,350,000                       McLean County Public Building Series B, 7.30% due 12/1/2002  (Law &    NR/NR            1,417,176
                                Justice Center Project)  (ETM)
3,900,000                       Metropolitan Pier and Exposition Authority, 0% due 6/15/2004           Aaa/AAA          3,496,740
                                (Insured: AMBAC)
500,000                         Metropolitan Pier and Exposition Authority Dedicated State Tax         Aaa/AAA          493,470
                                Revenue, 0% due 12/15/2001 (Insured: MBIA)
2,445,000                       Naperville City, Du Page & Will Counties Economic Development          NR/A+            2,602,018
                                Revenue, 6.10% due 5/1/2008  (Hospital and Health System Association
                                Project; LOC: American National Bank)
1,100,000                       Peoria Public Building Commission School District Facilities           Aaa/NR           832,810
                                Revenue, 0% due 12/1/2007 (Insured: FGIC)
6,300,000                       University Illinois University Revenues, 0% due 10/1/2006  (Insured:   Aaa/AAA          5,066,334
                                MBIA)
900,000                         Will & Kendall Counties Community School District 202 General          Aaa/AAA          907,560
                                Obligation, 5.45% due 1/1/2005 (Insured: AMBAC)
Indiana                         (4.90%)
965,000                         Allen County Economic Development Revenue First Mortgage, 5.20% due    NR/NR            986,336
                                12/30/2005 (Indiana Institute of Technology Project)
690,000                         Allen County Economic Development Revenue First Mortgage, 5.30% due    NR/NR            708,796
                                12/30/2006 (Indiana Institute of Technology Project)
1,110,000                       Allen County Economic Development Revenue First Mortgage, 5.60% due    NR/NR            1,147,906
                                12/30/2009 (Indiana Institute of Technology Project)
1,115,000                       Allen County Jail Building Corporation First Mortgage, 5.75% due       Aa3/NR           1,220,356
                                10/1/2010
1,085,000                       Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007   Aaa/AAA          1,128,606
                                (Insured: FGIC)
850,000                         Boonville Junior High School Building Corporation Revenue, 0% due      NR/A             545,318
                                7/1/2010
850,000                         Boonville Junior High School Building Corporation Revenue, 0% due      NR/A             527,136
                                1/1/2011
1,175,000                       Center Grove Indiana 2000 Building First Mortgage, 5.00% due           NR/AAA           1,221,495
                                7/15/2009 (Insured: AMBAC)
1,135,000                       Center Grove Indiana 2000 Building First Mortgage, 5.00% due           NR/AAA           1,175,905
                                7/15/2010 (Insured: AMBAC)
910,000                         Eagle Union Middle School Building Corporation First Mortgage, 5.50%   Aaa/AAA          989,388
                                due 7/15/2009 (Insured: AMBAC)
1,860,000                       Elberfeld J H Castle School Building Corporation Indiana First         NR/A             1,524,847
                                Mortgage, 0% due 1/15/2006
1,860,000                       Elberfeld J H Castle School Building Corporation Indiana First         Aaa/AAA          1,353,689
                                Mortgage Refunding, 0% due 7/5/2008 (Insured: MBIA)
2,305,000                       Hammond Multi-School Building Corp First Mortgage Refunding Bond       NR/A             2,493,595
                                Series 1997, 6.00% due 7/15/2008  (Lake County Project)
390,000                         Huntington Economic Development Revenue, 6.00% due 11/1/2006           NR/NR            406,821
                                (United Methodist Membership Project)
700,000                         Huntington Economic Development Revenue, 6.15% due 11/1/2008           NR/NR            732,830
                                (United Methodist Membership Project)
790,000                         Huntington Economic Development Revenue, 6.20% due 11/1/2010           NR/NR            822,769
                                (United Methodist Membership Project)
765,000                         Indiana Health Facilities Revenue, 5.55% due 7/1/2001  (Marion         Aaa/AAA          765,115
                                General Hospital Project; Insured: MBIA)
500,000                         Indiana Health Facility Financing Authority Hospital Revenue, 5.75%    Aaa/NR           542,380
                                due 11/1/2005  (Daughter's Charity Project)  (ETM)
670,000                         Indiana State Educational Facilities Authority Revenue, 5.75% due      NR/A-            710,100
                                10/1/2009 (University Indianapolis Project)
2,500,000                       Indiana University Revenues Refunding Student Fee H, 0% due 8/1/2007   Aaa/AAA          1,914,575
                                (Insured: AMBAC)
1,350,000                       Indianapolis Economic Development Revenue, 5.30% due 12/1/2007         Aaa/AAA          1,362,110
                                (Collateralized: FNMA)
1,220,000                       Indianapolis Local Public Improvement Bond Bank Transportation         Aa2/AA-          1,044,710
                                Revenue, 0% due 7/1/2005
1,240,000                       Indianapolis Local Public Improvement Bond Bank Transportation         Aa2/AA-          1,010,042
                                Revenue, 0% due 7/1/2006
2,200,000                       Indianapolis Resource Recovery Revenue Refunding, 6.75% due            Aaa/AAA          2,410,034
                                12/1/2004 (Ogden Martin Systems, Inc. Project; Insured: AMBAC)
1,000,000                       Indianapolis Resource Recovery Revenue Refunding, 6.75% due            Aaa/AAA          1,126,080
                                12/1/2006 (Ogden Martin Systems, Inc. Project; Insured: AMBAC)
855,000                         Knox Middle School Building Corporation First Mortgage, 6.00% due      Aaa/AAA          946,339
                                7/15/2008 (Insured: FGIC)
455,000                         Knox Middle School Building Corporation First Mortgage, 6.00% due      Aaa/AAA          505,164
                                7/15/2009 (Insured: FGIC)
840,000                         Logansport Multi-Purpose School Building Corporation First Mortgage    NR/A             840,126
                                Refunding Series 1992, 5.50% due 7/1/2001
535,000                         New Albany Floyd County School Building Corporation, 6.20% due         NR/A             566,260
                                7/1/2003 (ETM)
835,000                         Peru Community School Corporation Capital Appreciation Refunding       NR/A             535,694
                                First Mortgage, 0% due 7/1/2010
1,450,000                       Tri Creek School Building Corporation Inc. First Mortgage, 5.00% due   NR/AA-           1,493,819
                                1/15/2004
995,000                         Wawasee Community School Corporation First Mortgage, 5.50% due         NR/AA-           1,069,008
                                7/15/2010
1,095,000                       Wawasee Community School Corporation First Mortgage, 5.50% due         NR/AA-           1,176,271
                                7/15/2011
1,820,000                       Westfield Elem. School Building Corporation First Mortgage Series      Aaa/AAA          2,077,749
                                1997, 6.80% due 7/15/2007 (Insured: AMBAC)
Iowa                            (3.80%)
3,905,000                       Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put         NR/NR            3,905,351
                                12/1/05 (Des Moines Parking Associates Project; LOC: Wells Fargo
                                Bank)
6,650,000                       Iowa Finance Authority Commercial Development Revenue Refunding,       NR/AA            6,979,907
                                5.75% due 4/1/2014 put 4/1/10  (Governor Square Project;  Insured:
                                AXA)
435,000                         Iowa Finance Authority Hospital Facility Revenue, 6.50% due            A1/NR            470,618
                                2/15/2007 (Iowa Health Services Project)
1,765,000                       Iowa Finance Authority Hospital Facility Revenue, 6.50% due            A1/NR            1,924,062
                                2/15/2009 (Iowa Health Services Project)
1,955,000                       Iowa Finance Authority Hospital Facility Revenue, 6.50% due            A1/NR            2,136,834
                                2/15/2010 (Iowa Health Services Project)
3,145,000                       Iowa Finance Authority Hospital Facility Revenue, 6.00% due            Aaa/AAA          3,486,170
                                2/15/2011 (Iowa Health Services Project; Insured: AMBAC)
1,430,000                       Iowa Finance Authority Revenue Refunding Trinity Health Series B,      Aa3/AA-          1,513,154
                                5.75% due 12/1/2007
3,295,000                       Iowa Finance Authority Revenue Refunding Trinity Health Series B,      Aa3/AA-          3,473,688
                                5.75% due 12/1/2010
1,000,000                       Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due      Aa3/AA-          1,034,970
                                12/1/2003
1,000,000                       Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due      Aa3/AA-          1,042,300
                                12/1/2004
1,170,000                       Iowa University Science and Technology University Revenue Refunding    Aa3/A+           1,237,907
                                Series B, 5.20% due 7/1/2005  (Academic Building Project)
325,000                         Muscatine Electric Revenue, 9.50% due 1/1/2004  (ETM)                  Aaa/AAA          353,665
1,000,000                       State University Iowa Revenues, 6.20% due 9/1/2003                     Aa/AA            1,012,520
Kansas                          (0.20%)
500,000                         Dodge Unified School District Number 443 Ford County, 8.25% due        Aaa/AAA          600,895
                                9/1/2006 (Insured: FSA)
1,000,000                       Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/2004     NR/NR            1,006,260
                                (Ash Grove Cement Project)
Kentucky                        (2.70%)
385,000                         Campbell and Kenton Counties Sanitation District 1 Revenue, 6.50%      Aaa/AAA          391,002
                                due 8/1/2005  (ETM)
1,500,000                       Jefferson County Hospital Revenue Pre-refunded, 8.784% due 10/1/2002   Aaa/AAA          1,595,625
                                (Insured: MBIA)
3,000,000                       Jefferson County Hospital Revenue Unrefunded, 8.784% due 10/1/2002     Aaa/AAA          3,165,000
                                (Insured: MBIA)
7,400,000                       Kentucky Economic Development Finance Authority Series C, 0% due       Aaa/AAA          6,364,296
                                10/1/2009 converts to 5.35% 10/1/05 (Norton Healthcare Project;
                                Insured: MBIA)
7,830,000                       Kentucky Economic Development Finance Authority Series C, 0% due       Aaa/AAA          6,737,637
                                10/1/2010 converts to 5.40% 10/1/05 (Norton Healthcare Project;
                                Insured: MBIA)
1,000,000                       Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due   Aaa/AAA          761,910
                                7/1/2006 (Insured: FGIC)
130,000                         Kentucky State Turnpike Authority Resources Recovery Road Revenue      Aaa/AAA          141,501
                                Series A, 6.625% due 7/1/2008  (ETM)
150,000                         Louisville Water Revenue Refunding, 6.00% due 11/15/2006  (ETM)        Aaa/AAA          151,528
1,170,000                       Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/2003     NR/NR            1,199,180
                                (Paul B. Hall Medical Center Project; Guarantee: Health Management
                                Associates)
Louisiana                       (4.10%)
800,000                         Calcasieu Parish Incorporated Louisiana Industrial Development Board   NR/A1+           800,000
                                Refunding, 3.25% due 2/1/2016 put 7/2/01 (Olin Corporation Project;
                                Guarantee: Wachovia Bank) (daily demand notes)
4,000,000                       Jefferson Parish Hospital District 2, 5.25% due 12/1/2015              Aaa/AAA          4,240,600
                                crossover-refunded 12/1/05 (Insured: FGIC)
1,000,000                       Lake Charles Harbor and Terminal District Revenue, 5.50% due           A3/A+            1,019,300
                                5/1/2006 (Reynolds Metal Project; LOC: Canadian Imperial Bank)
1,000,000                       Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25%    A3/A             1,073,430
                                due 9/1/2004
1,300,000                       Louisiana PFA Hospital Revenue and Refunding, 5.30% due 7/1/2001       Aaa/AAA          1,300,182
                                (St. Francis Medical Center Project; Insured: FSA) (Inverse Floater)
                                (ETM)
1,065,000                       Louisiana PFA Multi Family Housing, 5.95% due 3/15/2019  put 3/15/05   NR/AA            1,087,311
                                (Oakleigh Apts. Project; Insured: AXA)
3,350,000                       Louisiana PFA Revenue, 5.375% due 12/1/2008  (Wynhoven Health Care     NR/NR            3,332,446
                                Center Project; Guaranteed: Archdiocese of New Orleans)
1,000,000                       Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008     A1/A+            1,091,430
                                (Loyola University Project)
500,000                         Louisiana State University Agricultural & Mechanical College Board,    NR/NR            518,940
                                7.70% due 4/15/2002  (ETM)
1,000,000                       New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                Aaa/AAA          807,370
10,000,000                      Orleans Parish School Board, 0% due 2/1/2008  (ETM)                    Aaa/AAA          7,132,000
460,000                         Ouachita Parish Hospital District 1 Series 1991, 7.25% due 7/1/2001    NR/A             460,106
                                (ETM)
5,000,000                       Plaquemines Port Harbor & Terminal Refunding Electro Coal D            A3/A-            5,042,700
                                Convertible, 5.00% due 9/1/2007 (Teco Energy Inc. Project)
3,000,000                       Saint Charles Parish Pollution Control Revenue Variable Refunding      Baa3/BBB-        3,016,830
                                Series A, 4.85% due 6/1/2030 put 6/1/02 (Entergy Louisiana Inc.
                                Project)
Maryland                        (0.30%)
2,000,000                       Howard County Multi Family Housing Revenue, 7.00% due 7/1/2024  put    Baa2/NR          2,100,680
                                7/1/04 (Chase Glen Project; Guarantee: Avalon Prop.)
Massachusetts                   (2.10%)
2,000,000                       Boston Economic Development and Industrial Corporation, 5.15% due      A1/NR            2,052,400
                                7/1/2025 put 7/1/05 (LOC: Fleet National Bank)
50,000                          Haverhill General Obligation Municipal Purpose Loan Series 1991,       Baa3/BBB         51,681
                                7.50% due 10/15/2011
1,060,000                       Lynn General Obligation, 7.00% due 1/15/2004                           Baa1/NR          1,118,904
2,500,000                       Massachusetts Hynes Convention Center Authority Refunding Series       Aa2/AA-          2,413,400
                                1992, 0% due 9/1/2002
1,325,000                       Massachusetts IFA First Mortgage Revenue Series 1996-B, 5.00% due      NR/A-1           1,338,383
                                5/1/2026 put 5/1/02 (Orchard Cove Project; LOC: Fleet National Bank)
1,000,000                       Massachusetts Industrial Finance Agency Pollution Control Revenue      A2/A+            1,037,700
                                Refunding, 5.875% due 8/1/2008  (Eastern Edison Company Project)
1,950,000                       Massachusetts Industrial Finance Agency Resources Recovery Revenue,    NR/BBB           1,976,383
                                4.95% due 12/1/2006  (Ogden Haverhill Associates Project)
1,000,000                       Massachusetts Industrial Finance Agency Revenue, 8.375% due            NR/NR            1,201,440
                                2/15/2018 pre-refunded 2/15/06 @ 102  (Glenmeadow Retirement
                                Community Project)
1,000,000                       New England Education Loan Marketing Corporation Student Loan          Aa/NR            1,035,900
                                Revenue Series 1992-F, 6.50% due 9/1/2002
300,000                         Springfield General Obligation, 7.80% due 5/1/2002                     Baa3/NR          310,311
1,500,000                       Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)         Aaa/AAA          1,762,935
1,000,000                       University of Massachusetts Building Authority Refunding Revenue       Aa2/A+           1,069,190
                                Series 1991-A, 7.15% due 5/1/2003
Michigan                        (2.90%)
3,000,000                       Detroit Economic Development Corporation Refunding, 7.00% due          NR/NR            3,012,330
                                6/1/2012  put 6/1/02 (E.H. Associates Project; LOC: First Fed of
                                Michigan)
1,405,000                       Detroit Series A, 6.00% due 4/1/2007 (Insured: FGIC)                   Aaa/AAA          1,546,947
500,000                         Dickinson County Economic Development Corporation Solid Waste          Baa1/BBB         508,010
                                Disposal Revenue, 6.55% due 3/1/2007  (Champion International
                                Project)
2,000,000                       Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012       Aaa/AAA          2,068,860
                                (Insured; FSA)
515,000                         Michigan Hospital Finance Authority Revenue 1991-A, 8.30% due          Ba3/NR           522,045
                                9/1/2002 pre-refunded 9/1/01
10,000,000                      Michigan Hospital Finance Authority Revenue Series A, 5.375% due       VMIG1/AA         10,220,600
                                11/15/2033 put 11/15/07 (Ascension Health Project)
2,000,000                       Michigan Strategic Fund Refunding Detroit, 4.85% due 9/1/2030  put     Aaa/NR           2,030,380
                                9/1/11 (Edison Co. Project; Insured: AMBAC)
2,000,000                       Wayne County Building Authority Limited Tax General Obligation         A3/A-            2,105,520
                                Sinking Fund Series 1992-A, 7.80% due 3/1/2005  pre-refunded 3/1/02
90,000                          Wayne County Wastewater Control System Limited Tax General             A3/NR            93,507
                                Obligation Refunding, 7.875% due 5/1/2002  (ETM)
Minnesota                       (0.80%)
225,000                         Coon Rapids Industrial Development Refunding Revenue, 6.75% due        NR/NR            225,362
                                12/1/2001 (LOC: Norwest Bank)
5,000,000                       Minneapolis & St. Paul Housing and Redevelopment Authority, 6.75%      Aaa/AAA          5,117,150
                                due 8/15/2014  pre-refunded 8/15/02 (Insured: MBIA)
385,000                         Minneapolis Community Development Agency Supported Development         NR/A-            403,923
                                Revenue Ltd Tax Series G-3, 7.00% due 12/1/2003
65,000                          Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/2001            NR/AAA           65,270
                                (Churchill Apartments Project; FHA Mortgage Insurance)
Mississippi                     (0.10%)
630,000                         Mississippi State, 6.20% due 2/1/2008  (ETM)                           Aaa/AAA          700,157
Missouri                        (0.90%)
1,200,000                       Independence Industrial Development Authority Industrial Revenue       NR/A1+           1,200,000
                                Refunding, 3.50% due 11/1/2027 put 7/1/01 (LOC: Credit Local De
                                France Caecl S) (daily demand notes)
1,555,000                       Jackson County Public Building Corporation Leasehold Revenue Series    Aaa/AAA          1,677,223
                                1996, 6.00% due 12/1/2004  (Capital Improvement Project; Insured:
                                MBIA)
255,000                         Missouri Enviromental Improvement & Energy Resources Authority         Aaa/NR           263,795
                                Revenue Series 1991-A, 6.50% due 12/1/2002  (State Revolving Revenue
                                Project)
325,000                         Missouri Enviromental Improvement & Energy Resources Authority         Aaa/NR           336,479
                                Revenue Series 1991-A, 6.60% due 12/1/2003  (State Revolving Revenue
                                Project)
1,055,000                       Missouri Health & Education Facilities Authority Revenue, 0% due       NR/NR            1,039,396
                                1/1/2002 (ETM)
2,195,000                       Saint Louis Airport Revenue, 6.00% due 1/1/2006                        Baa3/BBB-        2,260,499
Montana                         (0.00%)
205,000                         Montana Higher Education Student Loan Revenue Series 1992-A, 6.70%     A/NR             207,653
                                due 12/1/2001
Nebraska                        (1.20%)
870,000                         Kearney Facilities Corporation Refunding, 5.90% due 4/15/2012          NR/NR            870,504
2,795,000                       Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding         NR/AAA           2,906,968
                                1995-A, 5.50% due 12/1/2025  put 12/1/05 (Willow Park Apartments
                                Project; Collateralized: FNMA)
5,000,000                       Omaha Public Power District Nebraska Electric Revenue Series A,        NR/AA            5,400,450
                                7.50% due 2/1/2006  (ETM)
Nevada                          (1.70%)
1,875,000                       Las Vegas Special Refunding Local Improvement District Number 707      Aaa/AAA          1,944,919
                                Refunding Senior Series A, 5.125% due 6/1/2011 (Insured: FSA)
840,000                         Nevada Colorado River Commission Power Delivery A, 7.00% due           Aa2/AA           964,379
                                9/15/2008
1,600,000                       Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due     NR/AAA           1,619,408
                                4/1/2008
1,000,000                       Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series    NR/AA            1,067,460
                                A, 5.70% due 1/15/2009 (Insured: Asset Guaranty)
1,000,000                       Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series    NR/AA            1,067,510
                                A, 5.70% due 1/15/2010 (Insured: Asset Guaranty)
1,285,000                       Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series    NR/AA            1,368,628
                                A, 5.70% due 1/15/2011 (Insured: Asset Guaranty)
750,000                         Washoe County Airport Authority Revenue Refunding, 5.60% due           Aaa/AAA          770,977
                                7/1/2002 (Insured: MBIA)
3,500,000                       Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)       Aaa/AAA          3,779,475
New Hampshire                   (1.10%)
500,000                         New Hampshire Capital Appreciation General Obligation, 0% due          Aa2/AA+          447,570
                                7/1/2004
5,000,000                       New Hampshire Health and Educational Authority Revenue Bond Series     Aa3/NR           5,060,400
                                B, 5.05% due 3/1/2023 put 3/1/03 (Riverwoods at Exeter Project; LOC:
                                Banque Paribas)
2,485,000                       New Hampshire Industrial Development Authority Revenue, 5.50% due      NR/AA-           2,545,485
                                12/1/2009 (Central Vermont Public Services; LOC: Toronto Dominion
                                Bank)
New Jersey                      (0.20%)
595,000                         Hudson County Certificates of Participation, 6.20% due 6/1/2003        Aaa/AAA          619,990
                                (Corrections Facility Project; Insured: MBIA)
1,000,000                       New Jersey Health Care Facilities Financing Authority Revenue, 7.00%   NR/AAA           1,073,050
                                due 7/1/2003  (Christ Hospital Project; Insured: Connie Lee)
New Mexico                      (1.40%)
1,100,000                       Farmington Pollution Control Revenue, 3.30% due 5/1/2024  put 7/2/01   P1/A1+           1,100,000
                                (LOC: Bank of America) (daily demand note)
9,560,000                       Farmington Pollution Control Revenue, 3.30% due 9/1/2024  put 7/2/01   P1/A1+           9,560,000
                                (LOC: Barclays Bank) (daily demand notes)
New York                        (3.10%)
1,500,000                       Long Island Power Authority Electric Systems Revenue General Series    Aaa/AAA          1,674,675
                                A, 6.00% due 12/1/2007 (Insured: AMBAC)
1,050,000                       Monroe County Note Industrial Development Agency, 5.375% due           NR/AA            1,117,452
                                6/1/2007 (Saint John Fisher College Project; Insured: Asset
                                Guaranty)
1,000,000                       New York Adjusted Subseries E-3, 3.15% due 8/1/2023                    VMIG1/A1+        1,000,000
500,000                         New York City General Obligation Series A, 7.00% due 8/1/2003          A2/A             537,445
750,000                         New York City General Obligation Series D, 5.70% due 8/1/2002          A2/A             773,295
785,000                         New York City General Obligation Series E, 6.30% due 8/1/2001  (ETM)   Aaa/A            787,496
1,910,000                       New York City General Obligation Series E, 6.30% due 8/1/2001          A2/A             1,915,921
250,000                         New York City Health and Hospital Corporation Revenue Series A,        A3/BBB           262,680
                                6.00% due 2/15/2005
1,600,000                       New York City Housing Development Corporation Multi Family Housing     Aa2/AA           1,685,488
                                Revenue Refunding Series A, 5.50% due 11/1/2009
640,000                         New York City Pre-refunded Series A, 8.00% due 11/1/2001 (Insured:     Aaa/AAA          651,296
                                AMBAC) (ETM)
100,000                         New York City Variable Series B-2, 3.15% due 8/15/2004 put 7/2/01      VMIG1/A-1        100,000
                                (LOC: Scotiabank, Insured: MBIA) (daily demand notes)
1,040,000                       New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley     NR/AAA           1,148,898
                                Physicians; Insured: Connie Lee)
1,000,000                       New York Dormitory Authority Revenue State University Educational      A3/AA-           1,056,740
                                Facilities Series A, 7.00% due 5/15/2004
2,335,000                       New York Dormitory Authority Revenues, 6.00% due 9/1/2008              NR/AA            2,494,504
                                pre-refunded 9/1/05 (Long Island University Project)
400,000                         New York Energy Research and Development Authority Pollution Control   VMIG1/A1+        400,000
                                Revenue, 3.20% due 2/1/2029  put 7/2/01 (LOC: UBS AG) (daily demand notes)
1,500,000                       New York Local Government Assistance Corporation Revenue Series D,     A3/AA-           1,542,615
                                6.50% due 4/1/2002
1,320,000                       New York Thruway Authority General Revenue Special Obligation, 0%      NR/BBB           1,100,378
                                due 1/1/2006
255,000                         New York Urban Development Corporation Revenue University Facilities   A3/AA-           277,369
                                Grants, 6.00% due 1/1/2006
3,425,000                       New York Urban Development Corporation Series 7, 6.00% due 1/1/2006    A3/AA-           3,725,441
710,000                         Oneida County Industrial Development Agency Series C, 6.00% due        NR/AA            778,622
                                1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Asset
                                Guaranty)
325,000                         Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005      NR/NR            326,674
                                (Julia Dykman Project)
North Carolina                  (1.60%)
390,000                         Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/2004      NR/A-            393,093
                                (Golfview Village Square Apartment Project)
340,000                         North Carolina Housing Finance Authority Single Family Housing         Aa1/AA+          340,874
                                Revenue, 6.80% due 7/1/2008
1,865,000                       North Carolina Municipal Power Agency 1 Catawba Electrical Revenue,    Aaa/AAA          1,961,700
                                6.00% due 1/1/2005 (Insured: MBIA)
2,400,000                       North Carolina Municipal Power Agency Number 1 Catawba Electric        Aaa/AAA          2,668,200
                                Revenue, 6.00% due 1/1/2010 (Insured: MBIA)
3,400,000                       North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007     Aaa/AAA          3,726,026
                                (Insured: MBIA)
2,800,000                       North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008     Aaa/AAA          3,085,992
                                (Insured: MBIA)
North Dakota                    (0.30%)
910,000                         Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due    Aaa/AAA          993,656
                                8/15/2005  (Altru Health System Project; Insured: MBIA)
1,250,000                       North Dakota Student Loan Revenue, 5.45% due 7/1/2002 (Insured:        Aaa/AAA          1,278,588
                                AMBAC)
Ohio                            (5.20%)
1,000,000                       Barberton Hospital Facilities Series 1992, 6.65% due 1/1/2002          A/NR             1,019,500
3,000,000                       Butler County Hospital Revenue Bonds, 5.15% due 11/1/2017  put         VMIG1/A-1        3,010,080
                                11/1/02 (Middletown Regional Hospital Project ; LOC: Star Bank)
515,000                         Cincinnati School District Revenue Anticipation Notes, 6.15% due       NR/A+            531,125
                                6/15/2002 (ETM)
525,000                         Cleveland  Waterworks Revenue Series A, 6.125% due 1/1/2008            Aa3/AA-          533,038
195,000                         Cleveland Certificate of Participation, 7.10% due 7/1/2002  (Motor     Baa1/A           195,799
                                Vehicle & Community Equipment Project)
5,000,000                       Cleveland Cuyahoga County Port Authority Revenue, 6.00% due            NR/NR            5,111,050
                                11/15/2010
2,255,000                       Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due         Aa3/AA-          2,433,866
                                1/15/2006 (University Hospital Health Systems Project)
2,000,000                       Franklin County General Obligation  , 6.375% due 12/1/2017             NR/NR            2,069,940
                                pre-refunded 12/1/01 @ 102
1,400,000                       Hudson City Library Improvement, 6.35% due 12/1/2011                   Aa2/NR           1,609,748
1,300,000                       Mahoning Valley District Water Refunding, 5.85% due 11/15/2008         Aaa/AAA          1,437,410
                                (Insured: FSA)
770,000                         Mahoning Valley District Water Refunding, 5.90% due 11/15/2009         Aaa/AAA          855,863
                                (Insured: FSA)
510,000                         Mayfield Heights Municipal Building Improvement, 7.60% due 12/1/2008   Aaa/AAA          520,062
                                (Insured: MBIA)
2,250,000                       Montgomery County Revenue, 6.00% due 12/1/2008  (Catholic Health       Aa3/AA-          2,471,288
                                Initiatives)
2,385,000                       Montgomery County Revenue, 6.00% due 12/1/2009  (Catholic Health       Aa3/AA-          2,624,621
                                Initiatives)
1,530,000                       Montgomery County Revenue, 6.00% due 12/1/2010  (Catholic Health       Aa3/AA-          1,686,075
                                Initiatives)
2,000,000                       Ohio State Building Authority Refunding Adult Corrections              Aaa/AAA          2,112,280
                                Facilities, 5.00% due 10/1/2006 (Insured: FSA)
5,000,000                       Ohio State Unlimited Tax General Obligation Series A, 5.75% due        Aa1/AA+          5,470,200
                                6/15/2010
1,760,000                       Ohio Water Development Authority Revenue Refunding, 5.00% due          Aaa/AAA          1,762,851
                                12/1/2012 (Insured: MBIA)
680,000                         Plain Local School District Capital Appreciation, 0% due 12/1/2006     Aaa/NR           544,231
                                (Insured: FGIC)
845,000                         Plain Local School District Capital Appreciation, 0% due 12/1/2007     Aaa/NR           641,364
                                (Insured: FGIC)
975,000                         Reading Revenue Development, 6.00% due 2/1/2009 (St. Marys             NR/AA            1,055,720
                                Educational Institute Project; Insured: Asset Guaranty)
985,000                         Warren County Hospital Facilities Improvement and Refunding Revenue,   Aa2/NR           985,217
                                6.80% due 7/1/2001 (Otterbein Home Project; LOC: Fifth/Third Bank)
485,000                         Washington County Hospital Facilities Revenue, 6.875% due 9/1/2002     Baa1/NR          496,999
                                (Marietta Area Health Project)  (ETM)
Oklahoma                        (2.30%)
1,235,000                       Claremore Public Works Authority Revenue Refunding, 6.00% due          Aaa/NR           1,352,411
                                6/1/2006 (Insured: FSA)
1,340,000                       Claremore Public Works Authority Revenue Refunding, 6.00% due          Aaa/NR           1,479,280
                                6/1/2007 (Insured: FSA)
740,000                         Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010    Aaa/NR           788,655
                                (Insured: MBIA)
740,000                         Oklahoma  Development Finance Authority Health Facilities Revenue,     Aaa/AAA          810,241
                                5.75% due 6/1/2011 (Insured: AMBAC)
2,380,000                       Oklahoma Authority Revenue Refunding Health Systems Obligation Group   Aaa/AAA          2,589,416
                                Series A, 5.75% due 8/15/2007 (Insured: MBIA)
2,340,000                       Oklahoma Authority Revenue Refunding Health Systems Obligation Group   Aaa/AAA          2,596,254
                                Series A, 6.00% due 8/15/2010 (Insured: MBIA)
5,000,000                       Oklahoma Housing Development Authority Revenue Lease Purchase          Aa3/NR           5,166,500
                                Program Series A, 5.10% due 11/1/2005
430,000                         Pushmataha County, Town of Antlers Hospital Authority Revenue          NR/NR            442,104
                                Refunding Series 1991, 8.75% due 6/1/2003
1,155,000                       Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/2003     Aa3/AA           1,198,024
                                (St. John's Medical Center Project)  (ETM)
750,000                         Tulsa Public Facilities Authority Solid Waste Steam & Electric         Aaa/AAA          791,310
                                Revenue Refunding Series 1994, 5.45% due 11/1/2004  (Ogden Martin
                                Systems of Tulsa Project; Insured: AMBAC)
Oregon                          (0.70%)
2,500,000                       Clackamas County Hospital Facility Authority Revenue Bonds, 6.10%      Aa3/AA-          2,518,600
                                due 10/1/2001 (Sisters of Providence Health System Project)
1,355,000                       Clackamas County Hospital Facility Authority Revenue Refunding         NR/NR            1,279,987
                                Series A, 5.50% due 9/15/2008  (Odd Fellows Home)
1,325,000                       Emerald People's Utility District Revenue, 7.20% due 11/1/2003         Aaa/AAA          1,442,130
                                (Insured: FGIC)
Pennsylvania                    (4.10%)
1,505,000                       Allegheny County Hospital Development Health Series B, 6.30% due       A2/NR            1,607,340
                                5/1/2009 (South Hills Health System Project)
1,880,000                       Beaver County Hospital Revenue, 6.60% due 7/1/2004  pre-refunded       Aaa/AAA          1,988,269
                                7/1/02 @ 102 (Insured: AMBAC)
915,000                         Beaver County Industrial Development Authority Pollution Control       Baa2/A-          921,497
                                Revenue, 7.00% due 6/1/2008  (J & L Specialty Steel Colt Industries
                                Project)
500,000                         Clariton School District General Obligation, 0% due 11/1/2002          NR/A             478,875
440,000                         Delaware County Authority Health Care Revenue, 6.00% due 11/15/2007    Aaa/NR           472,446
                                pre-refunded 11/15/05 (Mercy Health Corporation Project)
4,250,000                       Delaware County Pollution Control Refunding Series A, 5.20% due        A3/BBB+          4,310,562
                                4/1/2021 put 10/1/04 (Peco Energy Company Project)
1,000,000                       Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009        Aa2/AA           1,061,790
1,555,000                       Manheim Township School Authority School Revenue Series 1978, 6.625%   NR/AAA           1,732,674
                                due 12/1/2007
1,680,000                       McKeesport Area School District General Obligation Refunding Revenue   NR/A             1,614,346
                                Series 1991, 0% due 10/1/2002
730,000                         Montgomery County Higher Education and Health Authority, 6.25% due     Baa2/NR          742,446
                                7/1/2006
550,000                         Montgomery County Higher Education and Health Authority, 6.375% due    Baa2/NR          559,108
                                7/1/2007
1,500,000                       Montgomery County Industrial Development Authority Pollution Control   A2/BBB+          1,546,935
                                Revenue Series A, 5.20% due 10/1/2030  put 10/1/04 (Peco Energy Co.
                                Project)
4,295,000                       Montgomery County Industrial Development Authority Revenue, 7.50%      NR/AA-           4,499,700
                                due 1/1/2012 (LOC: Banque Paribas)
450,000                         New Castle Area Hospital Authority Revenue Series A, 6.20% due         Ba3/NR           436,698
                                11/15/2002 (St. Francis Hospital Project)
2,750,000                       Pennsylvania Certificates of Participation Series A, 5.40% due         Aaa/AAA          2,849,990
                                7/1/2009 (Insured: AMBAC)
395,000                         Pennsylvania Higher Education Facilities Authority Revenue, 6.15%      Baa3/NR          412,281
                                due 4/1/2004  (ETM)
1,500,000                       Pennsylvania Higher Educational Facilities Authority Health Services   A3/A             1,529,535
                                Revenue, 5.50% due 1/1/2009  (University Pennsylvania Health Systems
                                Project)
750,000                         Pennsylvania Higher Educational Facility  Series A, 6.00% due          A3/A             785,115
                                1/1/2005 (University Pennsylvania Health Systems Project)
1,710,000                       Philadelphia Authority For Industrial Development Revenues, 8.00%      Aaa/NR           1,916,346
                                due 1/1/2014  pre-refunded 7/1/04
1,000,000                       Philadelphia Hospital and Higher Education Facilities Authority        A1/AA-           1,047,320
                                Revenue, 5.50% due 5/15/2006  (Jefferson Health Systems)
Puerto Rico                     (0.20%)
1,000,000                       Puerto Rico Municipal Finance Agency Series A, 5.70% due 7/1/2003      Baa1/A-          1,048,720
                                pre-refunded 7/1/02
250,000                         Puerto Rico Public Improvement General Obligation, 6.60% due           NR/AAA           263,360
                                7/1/2004 pre-refunded 7/1/02 @ 101.5
Rhode Island                    (0.80%)
860,000                         Providence Public Building Authority Refunding Series B, 5.50% due     Aaa/AAA          907,283
                                12/15/2003 (Insured: FSA)
1,075,000                       Providence Public Building Authority Refunding Series B, 5.75% due     Aaa/AAA          1,180,522
                                12/15/2007 (Insured: FSA)
2,190,000                       Rhode Island Depositor's Economic Protection Corporation Series        Aaa/AAA          2,268,577
                                1992-A, 6.10% due 8/1/2002 (Insured: FSA)
1,325,000                       Rhode Island Economic Development Corporation Revenue, 5.75% due       NR/AA            1,416,160
                                7/1/2010 (Providence Place Mall Project; Insured: Asset Guaranty)
139,000                         Rhode Island Industrial Facilities Corporation Series 1991, 5.875%     A1/NR            139,506
                                due 6/1/2002  (Paramount Cards, Inc. Project; LOC: Bank of Scotland)
South Carolina                  (0.50%)
2,050,000                       Charleston County Certificates of Participation, 6.00% due 12/1/2007   Aaa/AAA          2,275,213
                                (Insured: MBIA)
300,000                         Edgefield County School District General Obligation, 8.50% due         Aaa/AAA          310,050
                                2/1/2002 (Insured: FSA)
860,000                         Piedmont Municipal Power Agency Electric Revenue, 6.25% due 1/1/2004   Aaa/AAA          888,337
                                (Insured: FGIC)
South Dakota                    (0.50%)
1,160,000                       South Dakota Health and Educational Facilities Authority Revenue,      Aaa/AAA          1,202,236
                                5.00% due 9/1/2010  (Rapid City Regional Hospital Project) (Insured:
                                MBIA)
1,100,000                       South Dakota Health and Educational Facilities Authority Revenue,      Aaa/AAA          1,180,553
                                5.50% due 9/1/2011  (Rapid City Regional Hospital Project) (Insured:
                                MBIA)
1,250,000                       South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003 (Insured:   Aaa/AAA          1,369,887
                                FSA)
Tennessee                       (1.10%)
1,565,000                       Clarksville Natural Gas Corporation Series 1994-A, 7.00% due           NR/BBB-          1,593,906
                                5/1/2002 (Guarantee: Louis Dreyfus Natural Gas)
1,130,000                       Clarksville Natural Gas Corporation Series 1994-A, 7.00% due           NR/BBB-          1,150,871
                                11/1/2002 (Guarantee: Louis Dreyfus Natural Gas)
1,060,000                       Franklin Industrial Development Multi Family Refunding Housing         Aaa/AAA          1,112,385
                                Series A, 5.75% due 4/1/2010 (Insured: FSA)
1,000,000                       Hamilton County Industrial Development Board, 5.75% due 9/1/2005       Aaa/AAA          1,077,720
                                (Insured: FGIC)
1,070,000                       Southeast Tax Exempt Mortgage Bond Trust, 7.25% due 4/1/2017 put       Aaa/NR           1,127,930
                                4/1/03 (Inv. Agreement: Bayeriche Landesbank)
985,000                         Tennessee Housing Development Agency Mortgage Finance Series A,        A1/AA            1,025,907
                                5.70% due 7/1/2008
1,000,000                       Trenton Tennessee Industrial Development Board Revenue Series A,       A1/A             1,006,190
                                5.40% due 10/1/2002  (Kraft Incorporated Project)
Texas                           (11.80%)
500,000                         Austin Texas Community College District Revenue, 5.70% due 2/1/2004    Aaa/AAA          506,165
                                (Insured: MBIA)
1,800,000                       Bexar County Housing Finance Corporation Multi Family Housing          Aaa/NR           1,820,358
                                Revenue, 5.00% due 1/1/2011 (Insured: MBIA)
3,000,000                       Brazos River Authority Revenue Refunding  , 5.20% due 12/1/2018  put   Baa1/BBB         3,061,710
                                12/1/02 (Reliant Energy Incorporated Project B)
1,250,000                       Cedar Hill Independent School District Capital Appreciation            NR/AAA           787,813
                                Refunding, 0% due 8/15/2010 (Guarantee: PSF)
3,300,000                       Coppell Independent School District Capital Appreciation Refunding,    NR/AAA           2,532,024
                                0% due 8/15/2007 (Guarantee: PSF)
2,000,000                       Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA          2,132,500
                                7/15/2005 (Insured: FSA)
4,070,000                       Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA          4,371,302
                                7/15/2006 (Insured: FSA)
2,000,000                       Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA          2,158,480
                                7/15/2008 (Insured: FSA)
4,780,000                       Corpus Christi Utility Systems Revenue Refunding, 5.50% due            Aaa/AAA          5,163,117
                                7/15/2009 (Insured: FSA)
1,065,000                       Cypress-Fairbanks Independent School District General Obligation, 0%   Aaa/AAA          1,047,300
                                due 2/1/2002 (Insured: FGIC)
450,000                         Dallas Tax Increment Financing Reinvestment Zone Number Two, 5.75%     NR/AA            483,354
                                due 8/15/2006 (Insured: Asset Guaranty)
1,000,000                       Denton County General Obligation, 7.75% due 7/15/2002 (Insured:        Aaa/AAA          1,050,930
                                MBIA)
4,500,000                       Ector County Hospital District Hospital Revenue Refunding, 5.50% due   Aaa/AAA          4,717,800
                                4/15/2004 (Insured: MBIA)
715,000                         Ector County Hospital Revenue, 7.125% due 4/15/2002                    A2/A             734,655
460,000                         El Paso Multi Family Housing Revenue Series A  , 6.00% due 12/1/2001   A1/NR            461,743
750,000                         Harlingen Consolidated Independent School, 7.50% due 8/15/2009         Aaa/AAA          904,815
                                (Guarantee: PSF)
4,000,000                       Harris County Flood Control District L.T.G.O. Series 1991-A, 0% due    Aaa/AAA          3,970,960
                                10/1/2001 (Insured: MBIA)
4,410,000                       Harris County Health Facilities Development Corporation Thermal        Aaa/AAA          4,693,343
                                Utility Revenue, 5.45% due 2/15/2011 (Insured: AMBAC)
755,000                         Harris County Hospital District Mortgage Revenue Pre-refunded          Aaa/AAA          871,398
                                Refunding, 7.40% due 2/15/2010 (Insured: AMBAC) (ETM)
1,045,000                       Harris County Hospital District Mortgage Revenue Unrefunded Balance    Aaa/AAA          1,224,876
                                Refunding, 7.40% due 2/15/2010 (Insured: AMBAC)
10,000,000                      Harris County Hospital District Revenue Refunding, 5.75% due           Aaa/AAA          10,841,000
                                2/15/2011 (Insured: MBIA)
600,000                         Harris County Texas Health Facilities Hospital Series A, 6.00% due     Aaa/AAA          661,806
                                6/1/2010 (Memorial Hospital Systems Project) (Insured: MBIA)
3,000,000                       Hays Consolidated Independent School District Capital Appreciation     Aaa/AAA          1,815,690
                                Spur A, 0% due 8/15/2011 (Guarantee: PSF)
595,000                         Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/2002       Aaa/AAA          597,844
                                (Insured: FSA)
1,295,000                       Irving Flood Control District Section 3 Refunding Capital              Baa1/NR          1,287,903
                                Appreciation, 0% due 9/1/2001
2,000,000                       Irving Independent School District Capital Appreciation, 0% due        Aaa/AAA          1,964,540
                                2/15/2002 (Guarantee: PSF)
500,000                         Irving Independent School District Capital Appreciation, 0% due        Aaa/AAA          453,960
                                2/15/2004 (Guarantee: PSF)
1,415,000                       Midlothian Independent School District Capital Appreciation            Aaa/NR           1,052,208
                                Refunding, 0% due 2/15/2008 (Guarantee: PSF)
1,200,000                       Midlothian Independent School District Capital Appreciation            Aaa/NR           845,724
                                Refunding, 0% due 2/15/2009 (Guarantee: PSF)
700,000                         Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010          NA/AA            757,813
                                (Insured: Asset Guaranty)
740,000                         Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011          NA/AA            801,006
                                (Insured: Asset Guaranty)
2,275,000                       New Caney  Independent School District Capital Appreciation            Aaa/AAA          1,972,630
                                Refunding, 0% due 2/15/2005 (Guarantee: PSF)
1,095,000                       Quail Valley Utility District Texas Refunding Comb Tax and Revenue,    Baa1/BBB         1,099,172
                                6.10% due 3/1/2003
1,970,000                       Socorro Independent School District Series A, 5.75% due 2/15/2011      NR/AAA           2,106,166
                                (Guarantee: PSF)
965,000                         Southlake Tax Increment Certificates Obligation Series B, 0% due       Aaa/AAA          741,120
                                2/15/2007 (Insured: AMBAC)
1,120,000                       Southlake Tax Increment Certificates Obligation Series B, 0% due       Aaa/AAA          805,302
                                2/15/2008 (Insured: AMBAC)
1,275,000                       Southlake Tax Increment Certificates Obligation Series B, 0% due       Aaa/AAA          855,882
                                2/15/2009 (Insured: AMBAC)
1,440,000                       Southlake Tax Increment Certificates Obligation Series B, 0% due       Aaa/AAA          908,352
                                2/15/2010 (Insured: AMBAC)
500,000                         Spring Branch Independent School District, 7.50% due 2/1/2011          Aaa/AAA          617,515
                                (Guarantee: PSF)
580,000                         Tarrant County Health Facilities, 5.875% due 11/15/2007                Baa1/A-          595,289
                                (Adventist/Sunbelt Health System Project)
650,000                         Tarrant County Health Facilities, 6.00% due 11/15/2009                 Baa1/A-          667,582
                                (Adventist/Sunbelt Health System Project)
730,000                         Tarrant County Health Facilities, 6.10% due 11/15/2011                 Baa1/A-          747,980
                                (Adventist/Sunbelt Health System Project)
1,400,000                       Tarrant County Health Facilities Development Corporation, 5.75% due    Aaa/AAA          1,474,774
                                2/15/2011 (Texas Health Resources Project; Insured: MBIA)
1,000,000                       Texarkana Health Facilities Development Corporation Hospital           Aaa/AAA          1,084,940
                                Revenue, 5.75% due 10/1/2008 (Insured: MBIA)
1,000,000                       Texas Public Finance Authority Building Revenue State Preservation     Aaa/AAA          1,103,570
                                Project Series B, 6.00% due 8/1/2011 (Insured: FSA)
2,300,000                       Travis County Health Development Corporation Series A, 5.75% due       Aaa/AAA          2,480,159
                                11/15/2008 (Insured: MBIA)
2,000,000                       Travis County Health Facilities Development Corporation Revenue        Aaa/AAA          2,181,520
                                Series A, 5.75% due 11/15/2009 (Insured: MBIA)
2,000,000                       Travis County Health Facilities Development Series A, 5.75% due        Aaa/AAA          2,157,480
                                11/15/2010 (Ascension Health Project) (Insured: MBIA)
1,000,000                       University of Texas Permanent University Fund, 8.00% due 7/1/2003      Aaa/AAA          1,093,140
                                (ETM)
2,020,000                       Washington County Health Facilities Development Corporation Revenue,   NR/A             2,051,169
                                5.35% due 6/1/2009 (Insured: ACA)
Utah                            (1.10%)
1,000,000                       Davis County Solid Waste Management and Recovery Revenue, 5.90% due    Aaa/A            1,051,960
                                6/15/2003  (ETM)
370,000                         Intermountain Power Agency Power Supply Revenue Capital Appreciation   A1/A+            329,448
                                B, 0% due 7/1/2004
630,000                         Intermountain Power Agency Power Supply Revenue Capital Appreciation   A1/A+            565,268
                                Series B, 0% due 7/1/2004  (ETM)
700,000                         Intermountain Power Agency Power Supply Revenue Series A, 5.20% due    A1/A+            731,731
                                7/1/2006  (ETM)
405,000                         Intermountain Power Agency Power Supply Revenue Series A, 5.20% due    A1/A+            421,678
                                7/1/2006
1,500,000                       Salt Lake County Municipal Building, 5.50% due 10/1/2009               Aa1/AA+          1,624,950
605,000                         Utah Housing Finance Agency Refunding Single Family Mortgage, 5.35%    Aa/AA            623,083
                                due 7/1/2003
890,000                         Utah Water Finance Agency Revenue Pooled Loan Financing Program        Aaa/NR           927,665
                                Series A, 5.00% due 10/1/2011
2,000,000                       Weber County Housing Authority MFHR Series 1991, 6.50% due             Aaa/AAA          2,014,900
                                11/1/2018  put 11/1/01 (Cherry Creek Apartment Project; LOC: First
                                Security Bank of Utah, Insured: FGIC)
Vermont                         (0.20%)
1,250,000                       Vermont Educational and Health Buildings Financing Agency Revenue,     NR/BBB           1,263,750
                                6.00% due 9/1/2006  (Northwestern Medical Center Project)
Virginia                        (2.20%)
1,010,000                       Alexandria Industrial Development Authority Revenue, 5.75% due         Aaa/AAA          1,110,414
                                10/1/2007 (Insured: AMBAC)
1,070,000                       Alexandria Industrial Development Authority Revenue, 5.75% due         Aaa/AAA          1,180,467
                                10/1/2008 (Insured: AMBAC)
1,130,000                       Alexandria Industrial Development Authority Revenue, 5.75% due         Aaa/AAA          1,249,384
                                10/1/2009 (Insured: AMBAC)
1,195,000                       Alexandria Industrial Development Authority Revenue, 5.75% due         Aaa/AAA          1,324,144
                                10/1/2010 (Insured: AMBAC)
505,000                         Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007          Aa2/AA           507,399
3,000,000                       Hampton Redevelopment Housing Authority Multi Family Housing           Baa2/NR          3,131,520
                                Refunding Series 1994, 7.00% due 7/1/2024  put 7/1/04 (Chase Hampton
                                Apartments Project; LOC: Credit Suisse)
3,000,000                       Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024       Baa2/NR          3,131,520
                                put 7/1/04 (Chase Heritage @ Dulles Project)
3,000,000                       Suffolk Redevelopment Housing Authority Refunding, 4.85% due           Aaa/NR           3,018,900
                                7/1/2031  put 7/1/11 (Windsor At Potomac Project; Collateralized:
                                FNMA)
1,960,000                       Virginia Housing Development Authority Series C-8, 5.70% due           Aa1/AA+          2,018,369
                                7/1/2003
Washington                      (2.50%)
545,000                         Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2003     Aaa/AAA          559,290
                                (Insured: AMBAC)
950,000                         Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2006     Aaa/AAA          1,030,066
                                (Insured: AMBAC)
550,000                         Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006        Aa1/AA-          589,958
                                (Tacoma Public Utilities)
15,000                          Washington Certificates of Participation State Equipment Series A,     Aa2/AA           15,091
                                6.50% due 10/1/2001
1,500,000                       Washington Health Care Facilities, 5.50% due 12/1/2009  (Providence    Aaa/AAA          1,607,385
                                Services Project: Insured: MBIA)
3,500,000                       Washington Public Power Supply System Project 1 Refunding Revenue,     Aa1/AA-          3,586,170
                                5.30% due 7/1/2002
250,000                         Washington Public Power Supply System Project 2 Refunding Revenue,     Aa1/AA-          255,923
                                7.50% due 7/1/2002
1,140,000                       Washington Public Power Supply System Project 3 Refunding Revenue,     Aa1/AA-          831,242
                                0% due 7/1/2008
1,655,000                       Washington Public Power Supply System Series 96-A, 6.00% due           Aaa/AAA          1,807,723
                                7/1/2006 (Insured: MBIA)
1,700,000                       Washington Public Power Supply System Series B Refunding, 7.15% due    Aa1/AA-          1,700,391
                                7/1/2001
1,040,000                       Washington Public Power Supply System Series G Project 1 Revenue,      Aa1/AA-          1,040,239
                                7.15% due 7/1/2001
830,000                         Washington Public Power Supply Systems Nuclear  Revenue Refunding      Aa1/AA-          605,203
                                Series B, 0% due 7/1/2008  (Project Number 3)
1,000,000                       Washington Public Power Supply Systems Nuclear Project Number 1,       Aaa/AAA          1,105,710
                                6.00% due 7/1/2008 (Insured: AMBAC)
3,445,000                       Washington Public Power Supply Systems Nuclear Refunding Series B,     Aa1/AA-          3,079,210
                                0% due 7/1/2004  (Project Number 3)
335,000                         Washington St Public Power Supply Systems Nuclear Project Number 1     Aa1/NR           357,837
                                Refunding Series B, 5.70% due 7/1/2010  (Bonneville Power Admin.
                                Project)
415,000                         Washington St Public Power Supply Systems Nuclear Project Number 1     Aa1/NR           431,550
                                Refunding Series B, 5.70% due 7/1/2010  (Bonneville Power Admin.
                                Project)
West Virginia                   (0.80%)
695,000                         Harrison County Nursing Facility Revenue Refunding, 5.625% due         NR/NR            680,155
                                9/1/2010 (Salem Health Care Corporation Project; LOC: Fleet Bank)
330,424                         Marion County SFMR Series 1992, 7.75% due 7/10/2011                    NR/NR            342,556
2,500,000                       West Virginia Parkway Economic Development Tourism Authority Series    Aaa/AAA          2,539,700
                                1993, 7.65% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
2,000,000                       West Virginia Statewide Commission Lottery Revenue Series 1997-A,      Aaa/AAA          2,131,340
                                5.50% due 7/1/2005 (Insured: MBIA)
Wisconsin                       (0.80%)
1,500,000                       Bradley Pollution Control Revenue, 6.75% due 7/1/2009  (Owens          B1/BBB-          1,755,555
                                Illinois Waste Project)  (ETM)
800,000                         Wisconsin Health & Educational Facilities Authority, 5.90% due         Aaa/AAA          861,808
                                8/15/2005 (Wheaton Franciscan Services Inc. Project; Insured: MBIA)
1,500,000                       Wisconsin Health & Educational Facilities Authority Series 1992,       Aaa/AAA          1,505,205
                                5.50% due 8/15/2001  (Wheaton Franciscan Services Inc. Project;
                                Insured: MBIA)
2,000,000                       Wisconsin State Health and Educational Facilities Authority Revenue,   Aaa/AAA          2,197,700
                                6.00% due 8/15/2008  (Aurora Health Care Inc. Project; Insured:
                                MBIA)
Wyoming                         (0.50%)
1,615,000                       West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured:      NR/A             1,671,832
                                ACA)
2,500,000                       Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                       NR/AA-           1,729,200
U. S. Virgin Islands            (0.10%)
795,000                         U.S. Virgin Islands Special Tax General Obligation Series 1991,        NR/NR            817,061
                                7.75% due 10/1/2006 pre-refunded 10/01/01 @ 102 (Hugo Insurance
                                Claims Fund Project)
Municipal Trust Certificates    (1.20%)
3,000,000                       Clipper Caraval Tax Exempt Certificate Series 1998, 4.50% due          Aaa/NR           3,002,610
                                10/6/2005 (Insured: AMBAC)
5,600,000                       Municipal Tax Exempt Trust Certificate Class A1 to A5, 4.60% due       NR/AAA           5,631,360
                                8/6/2008 (Insured: AMBAC)

                                TOTAL INVESTMENTS  (100%) (Cost $723,370,748)                                       $ 749,081,872

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S&P.
 See notes to financial statements.




+ Credit ratings are unaudited.

*Escrow to maturity

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Tenn Municipal Fund, Inc.- National Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP


New York, New York
August 8, 2001

Index Comparisons
LIMITED TERM NATIONAL FUND
Index Comparison
Compares performance of Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 2001. On June 30, 2001, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

Class A Shares Average Annual Total Returns (at max. offering price) (periods ended 6/30/01)
One year:                  5.86%
Five years:                4.39%
Ten years:                 5.19%
Fifteen years:             5.84%
From inception (9.28.84):  6.44%

Class C Shares Average Annual Total Returns (at max. offering price) (periods ended 6/30/01)
One year:                  7.07%
Five years:                4.27%
From inception (9.1.94):   4.34%

Class I Shares Average Annual Total Returns (at max. offering price) (periods ended 6.30.01)
One year:                  7.91%
Three years:               4.69%
From inception (7.5.96):   5.21%